Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

A.	Annual Meeting

On August 5, 2026, the Company held its annual meeting of stockholders for the calendar year 2026 (the “Annual Meeting”). As of the record date of July 9, 2026 (the “Record Date”), 126,311,902 shares of common stock, $0.0001 par value per share (the “Common Stock”), were issued and outstanding and entitled to vote at the Annual Meeting. The number of shares of Common Stock present or represented by valid proxy at the Annual Meeting was 66,928,688 shares of Common Stock, representing a quorum.

The number of shares issued and outstanding as of the Record Date and the number present or represented by proxy at the Annual Meeting are not reflective of the 1:125 reverse stock split effective July 20, 2026.

The stockholders voted on and approved the following proposals at the Annual Meeting:

1.	Election of four directors to hold office until the 2027 annual meeting of stockholders of the Company and until their respective successors have been duly elected and qualified. The Company’s nominees were Menachem Shalom, Shiran Fridman, Tomer Nagar and Asaf Nachum.

2.	Ratification of the appointment of Somekh Chaikin, a member firm of KPMG International, as the Company’s independent external auditors for the fiscal year ending December 31, 2026 and to authorize the Company’s Board of Directors to fix their remuneration.

3.	Approval and adoption of the 2026 Evergreen Equity Incentive Plan and the initial authorization of 176,000 post-split shares of common stock for issuance thereunder, with such number to increase 8% annually.
B.	Reverse Stock Split

The Company approved a reverse stock split of its issued and outstanding shares of common stock (“Common Stock”), at a ratio of 1-for-125 (the “Reverse Stock Split”). The Reverse Stock Split was duly approved in a special meeting of the stockholders held on June 24, 2026. On July 16, 2026, the Company filed with the Secretary of State of the State of Delaware the Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) to effect the Reverse Stock Split. The Reverse Stock Split became effective as of 12:01 a.m., Eastern Time, on July 20, 2026, and the Company’s Common Stock began trading on the Nasdaq Stock Market on a split-adjusted basis when the market opened on July 20, 2026.

The Company implemented the Reverse Stock Split to raise the per share bid price of the Company’s Common Stock above $1.00 per share and bring the Company back into compliance with Nasdaq Listing Rule 5550(a)(2). The Company will have regained compliance on July 31, 2026, once the Company’s Common Stock has traded at or above $1.00 for ten consecutive trading days.

The Reverse Stock Split became effective on July 20, 2026 (the “Effective Date”) and began trading on a split-adjusted basis at the commencement of trading on the Effective Date, under the Company’s existing trading symbol “DFNS.” The new CUSIP number for the Common Stock following the Reverse Stock Split is 67054R302.

On the Effective Date, the total number of shares of Common Stock held by each stockholder of the Company were exchanged for the number of shares of Common Stock equal to the number of issued and outstanding shares of Common Stock held by each such stockholder immediately prior to the Reverse Stock Split, divided by one hundred twenty-five (125), with such resulting number of shares rounded up to the nearest whole share. As a result, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration was be paid in connection with any fractional shares that would otherwise have resulted from the Reverse Stock Split. The Company did round up fractional shares at the beneficial level and instead round up any such fractional shares up at the participant level. Also on the Effective Date, all equity awards outstanding immediately prior to the Reverse Stock Split were adjusted to reflect the Reverse Stock Split.

The Reverse Stock Split was effected pursuant to the Company’s filing of the Certificate of Amendment with the Secretary of State of the State of Delaware.

The Company is authorized to issue 150,000,000 shares of Common Stock and 15,000,000 shares of preferred stock (the “Preferred Stock”). There was no change to the number of authorized capital stock of the Company or to the rights limitations and privileges, including voting rights, of the Company’s designated and outstanding shares of Preferred Stock. The Reverse Stock Split had no effect on the par value of the Common Stock or the Preferred Stock.

Immediately after the Reverse Stock Split, each Common Stockholder’s percentage ownership interest in the Company’s Common Stock and proportional voting power of the Company’s Common Stock remained unchanged, except for minor changes and adjustments that will result from the treatment of fractional shares. The rights and privileges of the holders of shares of Common Stock remain unaffected by the Reverse Stock Split.

C.	Acquisition of Project 35

On July 6, 2026, T3 Defense Inc., a Delaware corporation (the “Company”), acquired 60% of the outstanding equity capital of Project 35, an Israeli corporation (“Project 35”) on a fully diluted basis. In consideration for the 60 ordinary shares of Project 35, the Company issued 168,479 shares of common stock and a $1,250 note for the shares of Project 35. The note bears interest at the rate of 12% and matures July 5, 2027. The Company also has an obligation to provide Project 35 with funding of $2,500 for its operations during the next 12 months.

Project35 supplies defense organizations, including Israel Aerospace Industries (IAI), ELTA Systems, Rafael Advanced Defense Systems, and Elbit Systems, as well as the Israel Ministry of Defense. Project35’s unmanned aerial platforms are in operational use. Over the past three and a half years, Project 35 has focused on developing the HY-380, an autonomous, man-portable aerial interceptor designed to neutralize hostile drones within seconds of detection using a dual-sensor guidance system that combines RF and optical AI tracking. The interceptor has completed initial live-fire field trials, validating its performance and accuracy for high-intensity conflict environments. Project35’s aerial platforms range from heavy-lift multirotor cargo drones and long-endurance fixed-wing VTOL aircraft for intelligence, surveillance, and reconnaissance to high-speed, AI-guided tactical FPV systems. Complementing these is a dedicated counter-UAV suite comprising the HY-380 autonomous interceptor, radar and GNSS countermeasure systems, RF jamming and direction-finding, and cybersecure, anti-jam mesh data links. The company’s systems are built from composite materials and aerospace-grade structures, hold AS9100 aviation quality certification, and are engineered to Western supply-chain standards, including Blue UAS and NDAA compliance.

The acquisition was made pursuant to the Stock Purchase Agreement dated as of July 6, 2026 among the Company, Project 35 and X S.A. Security and Defense Ltd., as the seller of the shares of Project35.

Given the limited time between the acquisition date and June 30, 2026, the Company has not yet completed the valuation procedures necessary to determine the fair values of the identifiable assets acquired and liabilities assumed, including intangible assets, contingent consideration (if any), and the resulting goodwill. As permitted under ASC 805-10-25-13 through 25-19 (the measurement period provisions), the Company has recorded the assets acquired and liabilities assumed at provisional amounts based on management’s preliminary estimates, and will finalize the purchase price allocation within the one-year measurement period following the acquisition date, as additional information regarding facts and circumstances that existed as of the acquisition date becomes available. Accordingly, certain disclosures otherwise required under ASC 805-10-50, including a detailed breakdown of the fair value of assets acquired and liabilities assumed by major class, the amount of goodwill by reportable segment, and pro forma revenue and earnings information as if the acquisition had occurred at the beginning of the reporting period, have not been presented in these financial statements because they are not yet practicable to determine. These disclosures will be included in the Company’s financial statements for the period in which the purchase price allocation is finalized.

NOTE 20 – SUBSEQUENT EVENTS

Proposed Business Combination

On March 31, 2026, SC II Acquisition Corp., a Cayman Islands exempted company (the “SPAC”), entered into a non-binding letter of intent (the “LOI”) with a payments technology company (the “Target”), which outlines the general terms and conditions of a potential business combination (the “Proposed Transaction”) pursuant to which the SPAC would acquire 100% of the outstanding equity and equity equivalents of the Target. The SPAC’s sponsor, SC Capital II Sponsor LLC, , is controlled and majority owned by Nukkleus Defense Technologies Inc., a wholly-owned subsidiary of T3.

The LOI is a preliminary, non-binding expression of mutual interest and does not constitute a binding commitment, obligation or agreement of the SPAC or the Target to consummate the Proposed Transaction or any other transaction. Except for certain limited binding provisions, including, among other things, exclusivity, confidentiality, the waiver of claims against the SPAC’s trust account, and governing law, neither the SPAC nor the Target has any legal obligation to the other party with respect to the Proposed Transaction by virtue of the LOI.

Cancellation of $16,000,000 Indebtedness

On January 12, 2026, the Company completed the Star purchase transaction – see note 1B above. On March 31, 2026, the Company agreed on the termination of its obligation to pay $16,000,000 to its wholly-owned subsidiary, Star. Pursuant to the Cancellation Agreement, (the “Cancellation Agreement”), while all terms and provisions of the Amended and Restated Securities Purchase Agreement, dated September 15, 2025 (the “Acquisition Agreement”) remain in full force and effect, and the Company’s ownership of Star, including all assets, operations, and subsidiaries, is unaffected, the Company eliminated $16,000,000 of indebtedness, effective immediately, at no cost, no dilution, and with no offsetting obligation to the Company or its shareholders.

Pursuant to the terms of the Cancellation Agreement, the entire $16,000,000 obligation to Star, including principal, accrued interest and any other amounts owing with respect thereto, were cancelled, terminated and rendered of no further force or effect, effective immediately, at no cost, no dilution, and with no offsetting obligation to the Company or its shareholders and while maintaining full ownership of Star and all of its assets.

Litigation

On March 3, 2026, the Company, obtained a copy of a summons and complaint filed in the Supreme Court of the State of New York dated February 24, 2026 by Kingswood Capital Partners, LLC against Star, Nukkleus, Inc. and the Company. The complaint alleges that a success fee is due for an earned investment banking success fee arising from a transaction. The Company denies all the allegations and intends to vigorously defend such action, which it believes is without merit.

Private Placement

On February 26, 2026, T3 closed a private placement pursuant to the terms of a Securities Purchase Agreement with an accredited investor (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investor (the “Purchaser”) agreed to purchase from the Company 400 units for an aggregate purchase price of $20,000,000, or a per unit price of $50,000. Each unit consists of (i) one share (each a “Share” and collectively, the “Shares”) of Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), and (ii) one and a half common stock purchase warrants to initially purchase up to one and a half shares of common stock, par value $0.0001 per share (the “Common Stock”), of the Company, subject to adjustment as described herein (the “Common Warrants” and the shares of Common Stock issuable upon exercise or exchange of the Common Warrants, the “Warrant Shares”). The Private Placement is structured as a two stage investment. At the initial closing, which occurred on February 26, 2026, the Company sold 200 units for gross proceeds of $10 million. The Purchaser agreed to purchase an additional 200 units for an additional investment of $10 million following (i) the effectiveness of the registration statement described below, (ii) stockholder approval of the issuance of the transactions contemplated by the Securities Purchase Agreement as required pursuant to Nasdaq rules, (iii) the stock price is at least $1.00 and (iv) subject to the condition that the value of the trading in the Company’s stock on Nasdaq for the 10 consecutive days preceding the second closing is at or above $900,000 (the “Second Closing Market Trading Value”), provided that if the Second Closing Market Trading Value is less than $900,000, then there will be a proportionate reduction in the number of units to be sold at the second closing.

Pursuant to the Securities Purchase Agreement, the Company is required to seek stockholder approval (the “Stockholder Approval”) related to the issuance of the units to be issued in the Private Placement. The Company is required to file a preliminary proxy statement for a special meeting of the Company’s stockholders within 75 days of the initial closing of the Private Placement. The Company’s directors and officers have agreed to execute voting agreements to vote in favor of the applicable proposals. If the Company does not obtain Stockholder Approval at the first such meeting, the Company is required to call a meeting every 4 months thereafter to seek Stockholder Approval until the earlier of the date on which Stockholder Approval is obtained or the securities are no longer outstanding.

The Company also granted the Purchaser a right of participation in subsequent financings of the Company for a period of time following closing, subject to certain exempt issuances, and has agreed not to issue securities for a period of time following the closing of the Private Placement, subject to certain exempt issuances, including issuances pursuant to strategic transactions.

Under the terms of the Securities Purchase Agreement, the Company agreed not deliver any purchase notices under Company’s equity line of credit with the Purchaser until after the later of the date on which (i) the registration statement is declared effective and (ii) the Company obtains Stockholder Approval and even after such date, certain market conditions must be satisfied.

Series B Preferred Stock

Pursuant to the Certificate of Designations of Rights, Preferences and Limitations which was filed with the Secretary of State of the State of Delaware prior to closing of the Private Placement, each share of Series B Preferred Stock has a stated value of $50,000 (the “Stated Value”) and will initially be convertible into 23,474 shares of Common Stock (the “Conversion Shares”) (or pre-funded warrants in lieu thereof (the “Pre-Funded Warrants”)), calculated by dividing the Stated Value by the initial conversion price equal to $2.13 per Share (the “Initial Conversion Price”). The Initial Conversion Price is subject to adjustment upon stock splits, distributions, reorganizations, reclassifications, change of control and the like, and is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Series B Preferred Stock remains outstanding (subject to certain exempt issuances). The Initial Conversion Price will also be adjusted upon receipt of Stockholder Approval (as hereinafter defined), if obtained, to the lower of (i) the then applicable conversion price and (ii) the price per share of the Common Stock on its trading market upon the earlier of (A) effectiveness of the registration statement required to be filed pursuant to the Registration Rights Agreement (as defined herein) or (B) upon applicability of Rule 144 as it relates to the sale of the Conversion Shares.

The Series B Preferred Stock is convertible at the option of the holder at any time and will be automatically converted into Common Stock or Pre-Funded Warrants in lieu thereof on the effective date of the registration statement, whether or not the Stockholder Approval has been obtained. If at any time after the one-year anniversary of the closing of the Private Placement, the Series B Preferred Stock is then outstanding and the Company has not received Stockholder Approval, the Series B Preferred Stock is redeemable at the option of the holder at a price per Share equal to 105% of the Stated Value. The conversion of the Series B Preferred Stock is subject to a 9.9% beneficial ownership limitation blocker. The Series B Preferred Stock are not entitled to receive dividends, other than on an as-converted basis if dividends are paid to holders of Common Stock.

The holders of Series B Preferred Stock are entitled to 10,000 votes per each share of Series B Preferred Stock. The holders of Series BPreferred Stock have voting rights with respect to certain corporate actions that affect the rights of the Series B Preferred Stockholders and also have certain consent rights in connection with certain proposed Fundamental Transactions (as defined in the Certificate of Designations). The Series B Preferred Stock is (i) senior to the Common Stock of the Company and any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities rank junior to the Series B Preferred Stock, (ii) equal with any class or series of capital stock established after the closing date of the Private Placement, the terms of which specifically provide that such equity securities rank on par with such Series B Preferred Stock, in each case with respect to payment of amounts upon liquidation, dissolution or winding up and (iii) junior to all of the Company’s existing and future indebtedness. The Company has agreed not to issue any parity stock or senior securities without the written consent of a majority in interest of the Series B Preferred Stock. Upon a change of control, liquidation or winding up of the Company the holders of the Series B Preferred Stock are entitled to a liquidation preference of $50,000 per Share.

Common Warrants

The Common Warrants are exercisable on a cash or cashless basis at the earlier of (i) 180 days following their issuance and (ii) the date the stockholder approval is obtained, and expire 5 years from the date of issuance. Each Common Warrant will be initially exercisable for one share of Common Stock at an initial exercise price of $0.0125 per share, subject to adjustment for stock splits, distributions and the like (the “Initial Exercise Price”). The Initial Exercise Price is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Common Warrants remain outstanding (subject to certain exempt issuances). At any time after the closing of the Private Placement, the holder of the Common Warrants may exchange the Common Warrants on a cashless basis for a number of shares of Common Stock determined by multiplying the total number of Warrant Shares with respect to which the Common Warrant is then being exercised by the Black Scholes Value (as defined in the Common Warrant) divided by the lower of the two closing bid prices of the Common Stock in the two days prior the time of such exercise, but in any event not less than $0.01 (as may be adjusted for stock dividends, subdivisions, or combinations and the like). The exercise of the Common Warrants is subject to a 9.9% beneficial ownership limitation blocker.

In the event of a Fundamental Transaction (as defined in the Common Warrants), the holders of the Common Warrants will be entitled to receive upon exercise of the Common Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Common Warrants immediately prior to such Fundamental Transaction. Additionally, as more fully described in the Common Warrants, the holders of the Common Warrants will be entitled to receive consideration in an amount equal to the Black Scholes value of the Common Warrant in connection with a Fundamental Transaction.

If the Company fails to timely deliver the Warrant Shares issuable upon exercise of the Common Warrants, the Company will be subject to liquidated damages, payable in the Company’s discretion in cash or shares on the Registration Date (as defined therein) or buy-in. If the Company elects to pay in shares, the number of shares due will be based on the LD Share Formula (as defined below).

Registration Rights Agreement

In connection with the Private Placement, on February 24, 2026, the Company and the Purchaser entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company is required to register the resale of the Conversion Shares (and any shares underlying the Pre-Funded Warrants, if any) and the Warrant Shares. The Company is required to prepare and file an initial registration statement (the “Initial Registration Statement”) with the Securities and Exchange Commission within 45 days of the date of the Securities Purchase Agreement (the “Filing Deadline”) and to use commercially reasonable efforts to have the Initial Registration Statement declared effective within 75 days of the date of the Securities Purchase Agreement (the “Effectiveness Deadline”). In certain circumstances including, but not limited to, if the Company misses the Filing Deadline or the Effectiveness Deadline, then the Company will be required to pay to the Purchasers an amount in shares or cash, at the Company’s discretion, as partial liquidated damages and not as a penalty, equal to the product of 1.5% multiplied by the aggregate purchase price paid by such Purchaser. Liquidated damages, if any, will accrue and be paid on the earlier of the effective date of a resale registration statement registering the sale of the shares that may be issued in lieu of cash or the date on which such shares can be sold pursuant to Rule 144 (the “Registration Date”). If the Company elects to pay liquidated damages in shares of Common Stock, the number of shares of Common Stock issuable to the Purchaser will be determined by dividing the aggregate amount of accrued liquidated damages by the closing price of the Company’s Common Stock on the trading market of the Common Stock on the day immediately prior to the Registration Date (the “LD Share Formula”).

In connection with the Private Placement, the Company entered into a Placement Agency Agreement, dated February 24, 2026, with Dawson James Securities Inc. (the “Placement Agent”), pursuant to which the Placement Agent acted as the sole placement agent for the Private Placement. In consideration for the foregoing, the Company has agreed to pay customary placement fees to the Placement Agent, including a cash fee equal to 3.5% of the gross proceeds raised in the Private Placement and issue warrants equal to 7.5% of the securities placed in the Offering. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the Placement Agent incurred in connection with the Private Placement.

Consulting Agreement

On February 17, 2026, the Board of Directors, based on the recommendations and approval of the Compensation Committee, approved the terms of the terms and provisions of a Consulting Agreement between the Company and Billio Ltd., a company in Israel, to provide the services of Menachem Shalom as the principal executive officer of the Company. The consulting agreement terminates and supersedes the (i) Consulting Agreement dated December 16, 2024 between the Company and Billio Ltd., pursuant to which the Company obtained consulting services from the Consultant through Menachem Shalom; (ii) Management Services Agreement dated June 28, 2024, as amended by Amendment No. 1 dated August 8, 2024, between Star 26 Capital, Inc. (“Star Capital”) and Zero One Capital LLC, a Nevada limited liability company (“Zero One”) in which Mr. Shalom is the chief executive officer and controlling member and shareholder of Zero One; and (iii) Offsetting Management Services Agreement dated August 12, 2024 between Zero One and B. Rimon Agencies Ltd., an Israeli company which is currently wholly-owned by Star Capital.

Given the performance of the Company within the last 15 months, the Compensation Committee and the Board of Directors determined that it was in the best interest of the Company to provide Mr. Shalom with the amended consulting agreement and increased compensation. The Committee and the Board also authorized a cash bonus to Mr. Shalom in the amount of $250,000 for his past services to the Company. The Company, under the supervision and guidance of Mr. Shalom, has completed several acquisitions within the last 15 months, including without limitation, Star 26, Tiltan Software Engineering, Nimbus Drones and ITS.

Pursuant to the terms of the Consulting Agreement, which is effective as of January 1, 2026, Mr. Shalom will continue to act as the chief executive officer of the Company while maintaining other executive roles in non-completing companies. For his services, Mr. Shalom will receive a base salary of $60,000 per month and target cash bonuses equal to 50% of base salary, subject to achievement of performance goals to be set by the Compensation Committee. He could also be entitled to additional milestone-based bonuses as determined by the Board. Mr. Shalom will receive 250,000 shares of common stock quarterly, subject to availability under approved incentive plans; if there is no plan or no availability, the quarterly amount of shares shall accrue until there is availability under an approved incentive plan. Such plan will also require shareholder approval pursuant to applicable Nasdaq rules. He will also be entitled to a relocation grant of $175,000 if Mr. Shalom relocates to the United States with his family. Mr. Shalom will also be entitled to all executive benefit plans including health and 401(k) plans and 30 business days per year vacation.

In the event Mr. Shalom is terminated for cause or is no longer employed by the Company for reason of death or disability, he shall only be entitled to his compensation at such time. If he is terminated by the Company without cause, he shall be entitled to 6 months of his base compensation, and if Mr. Shalom resigns, he shall be entitled to compensation for 12 months. If he is terminated for cause, Mr. Shalom shall not be entitled to any compensation.

The Consulting Agreement contains customary non-competition, non-solicitation and confidentiality provisions.

Director Resignation

On February 23, 2026, the Company received a letter of resignation from Ms. Aviya Volodarsky pursuant to which Ms. Volodarsky resigned from her position as a member of the board of directors of the Company and from all the committees on which she served for personal reasons. The resignation was effective immediately.

Name Change

Effective February 9, 2026, the Company changed its name by the filing of a certificate of correction to the Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to change the name of the Company to “T3 Defense Inc.”. The change in the name of the Company was effectuated pursuant to Section 242(d)(1) of the Delaware General Corporation Law. As a result of the name change, the new ticker of the Company became “DFNS”.

Nimbus Acquisition

On January 15, 2026, the Company consummated its acquisition (the “Nimbus Acquisition”) of 100% of Nimbus Drones Technologies and Marketing Ltd., an Israeli private company (“Nimbus”) specializing in unmanned aerial systems and services, pursuant to the terms of that certain Stock Purchase Agreement, dated January 15, 2026 (the “Nimbus Purchase Agreement”), by and among the Company, Nimbus and Elad Defense LLC (“Elad”). In connection with the closing of the Nimbus Acquisition, the Company issued to Elad as consideration (i) 1,850,000 shares of Common Stock and (ii) a $3,250,000 convertible 24-month note (the “Nimbus Note”) bearing 6% interest, which is convertible at the option of the holder at a fixed price of $2.00 per share. The Nimbus Note also prohibits the Company from issuing the holder shares that would result in the holder beneficially owning more than 4.99% of the outstanding shares of Common Stock. As of February 17, 2026, the Nimbus Note was converted to an aggregate of 1,625,000 shares of Common Stock.